Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summarizes the amortized cost and fair value of the available-for-sale securities portfolio
Amortized Cost	$ 120,054	$ 126,636
Gross Unrealized Gains	5,719	5,381
Gross Unrealized Losses	(153)	(43)
Fair Value	125,620	131,974
U.S. federal agency [Member]
Summarizes the amortized cost and fair value of the available-for-sale securities portfolio
Amortized Cost	8,045	12,187
Gross Unrealized Gains	360	414
Gross Unrealized Losses
Fair Value	8,405	12,601
State and municipal [Member]
Summarizes the amortized cost and fair value of the available-for-sale securities portfolio
Amortized Cost	42,161	40,012
Gross Unrealized Gains	3,479	3,094
Gross Unrealized Losses	(26)
Fair Value	45,614	43,106
Mortgage-backed securities - residential [Member]
Summarizes the amortized cost and fair value of the available-for-sale securities portfolio
Amortized Cost	11,819	30,946
Gross Unrealized Gains	572	872
Gross Unrealized Losses	(6)	(29)
Fair Value	12,385	31,789
Government agency sponsored collateralized mortgage obligations [Member]
Summarizes the amortized cost and fair value of the available-for-sale securities portfolio
Amortized Cost	54,070	43,491
Gross Unrealized Gains	1,198	1,001
Gross Unrealized Losses	(112)	(14)
Fair Value	55,156	44,478
Corporate debt securities [Member]
Summarizes the amortized cost and fair value of the available-for-sale securities portfolio
Amortized Cost	3,959
Gross Unrealized Gains	110
Gross Unrealized Losses	(9)
Fair Value	$ 4,060